Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,881.50
Total Offset Amount	0.00
Net Fee	$ 15,881.50